Share based compensation - Fair Value of Equity Settled Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 01, 2022	Aug. 11, 2021
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future volatility	76.00%	57.00%
Expected dividend rate	0.00%	0.00%
Risk-free rate, minimum	3.40%	0.50%
Risk-free rate, maximum	3.50%	0.80%
Expected life after vesting	3 years 6 months	2 years
Share price at valuation date (in USD per share)				$ 1.40
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future volatility	81.00%
Expected dividend rate	0.00%
Risk-free rate	3.54%
Share price at valuation date (in USD per share)			$ 3.96